Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 17, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchase Price Allocation
Goodwill			$ 2,364,031	$ 2,352,569	$ 2,350,763	$ 2,364,031
Difference
Goodwill				$ (303)	$ 33,716
NeuMoDx
Purchase Price Allocation
Cash consideration	$ 251,730	$ 251,700	251,730
Fair value of minority interest	52,727		52,727			52,700
Purchase price	304,457		304,457
Cash and cash equivalents	12,291		12,291			12,291
Accounts receivable	5,691		5,691			5,691
Inventories	18,866		20,271			20,271
Prepaid expenses and other current assets	5,943		5,961			5,961
Accounts payable	(11,168)		(12,450)			(12,450)
Accruals and other current liabilities	(18,770)		(69,585)			(69,585)
Other long-term liabilities	(4,101)		(4,101)			(4,101)
Fixed and other long-term assets	6,698		7,076			7,076
Goodwill	149,877		191,343			191,343
Deferred tax asset	0		30,057			30,057
Deferred tax liability on fair value of identifiable intangible assets acquired	(46,440)		(39,267)			(39,267)
Total	304,457		304,457			304,457
Difference
Cash consideration			0
Fair value of minority interest			0
Purchase price			0
Cash and cash equivalents			0
Accounts receivable			0
Inventories			1,405
Prepaid expenses and other current assets			18
Accounts payable			(1,282)
Accruals and other current liabilities			(50,815)
Other long-term liabilities			0
Fixed and other long-term assets			378
Goodwill			41,466
Deferred tax asset			30,057
Deferred tax liability on fair value of identifiable intangible assets acquired			7,173
Total			0
NeuMoDx | Developed technology
Purchase Price Allocation
Intangible assets	119,100		101,000			101,000
Difference
Intangible assets			(18,100)
NeuMoDx | In-process research and development
Purchase Price Allocation
Intangible assets	64,800		55,000			55,000
Difference
Intangible assets			(9,800)
NeuMoDx | Patent and license rights
Purchase Price Allocation
Intangible assets	770		770			770
Difference
Intangible assets			0
NeuMoDx | Customer backlog
Purchase Price Allocation
Intangible assets	$ 900		400			$ 400
Difference
Intangible assets			$ (500)